UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Jack Huntington, Vice President and Senior Counsel State Street Bank and Trust Company 100 Huntington Ave., Tower II, Floor 3 - CPH 0326 Boston, Massachusetts 02116	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 662-8535

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO SEMI-ANNUAL REPORT June 30, 2015

State Street Navigator Securities Lending Prime Portfolio
Portfolio Statistics
June 30, 2015 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2015
Certificates of Deposit	46.2%
Financial Company Commercial Paper	22.6%
Treasury Repurchase Agreements	14.5%
Other Notes	8.1%
Government Agency Debt	3.3%
Government Agency Repurchase Agreements	1.8%
Asset Backed Commercial Paper	1.3%
Other Repurchase Agreements	1.3%
Treasury Debt	0.9%
Other Assets in Excess of Liabilities	0.0%**
Total	100.00%

Portfolio Composition By Rating*	June 30, 2015
A-1	51.6%
A-1+	30.8%
Repurchase Agreements (A-1)	13.1%
Repurchase Agreements (A-1+)	4.5%
Other Assets in Excess of Liabilities	0.0%**
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.
**	Amount represents less than 0.05% of net assets.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 1.3%
P-1, A-1+	Kells Funding LLC (a)(b)	0.205%	09/04/2015	09/04/2015	$25,000,000	$24,990,747
P-1, A-1+	Kells Funding LLC (a)(b)	0.210%	09/08/2015	09/08/2015	175,000,000	174,929,562
P-1, A-1	Ridgefield Funding Co. (a)(b)	0.270%	09/03/2015	09/03/2015	100,000,000	99,952,000

TOTAL ASSET BACKED COMMERCIAL PAPER						299,872,309

	FINANCIAL COMPANY COMMERCIAL PAPER — 22.6%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)	0.266%	07/13/2015	07/13/2015	25,000,000	25,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)(d)	0.286%	07/15/2015	10/15/2015	64,000,000	64,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)(d)	0.286%	07/15/2015	10/15/2015	64,000,000	64,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)(d)	0.295%	07/06/2015	05/04/2016	93,000,000	92,995,912
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.200%	07/16/2015	07/16/2015	100,000,000	99,991,667
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.200%	07/20/2015	07/20/2015	100,000,000	99,989,444
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.220%	07/31/2015	07/31/2015	125,000,000	124,977,083
P-1, A-1 +	Caisse des Depots et Consignations (a)(b)	0.230%	08/17/2015	08/17/2015	150,000,000	149,954,958
P-1, A-1 +	DBS Bank Ltd. (a)(c)	0.240%	09/18/2015	09/18/2015	50,000,000	49,973,667
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.250%	09/21/2015	09/21/2015	175,000,000	174,900,347
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.250%	09/22/2015	09/22/2015	100,000,000	99,942,361
P-1, A-1	DnB Bank ASA (a)(c)	0.240%	09/25/2015	09/25/2015	150,000,000	149,914,000
P-1, A-1	DnB Bank ASA (a)(c)(d)	0.312%	08/24/2015	11/23/2015	100,000,000	100,000,000
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.230%	09/18/2015	09/18/2015	50,000,000	49,974,764
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.240%	09/22/2015	09/22/2015	90,000,000	89,950,200
P-1, A-1+	General Electric Capital Corp. (a)(d)	0.245%	07/06/2015	09/03/2015	30,000,000	30,000,000
P-1, A-1+	General Electric Capital Corp. (a)(d)	0.275%	07/06/2015	10/30/2015	30,000,000	30,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)(d)	0.275%	07/10/2015	09/10/2015	60,000,000	60,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)(d)	0.317%	07/23/2015	11/23/2015	150,000,000	150,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)(d)	0.321%	09/21/2015	12/21/2015	132,000,000	132,000,000
P-1, A-1+	National Australia Bank Ltd. (a)(c)	0.263%	07/08/2015	07/08/2015	135,000,000	135,000,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.300%	10/26/2015	10/26/2015	100,000,000	99,902,500
P-1, A-1+	NRW.Bank (a)	0.085%	07/01/2015	07/01/2015	140,000,000	140,000,000
P-1, A-1+	NRW.Bank (a)	0.085%	07/02/2015	07/02/2015	150,000,000	149,999,646
P-1, A-1+	NRW.Bank (a)(c)	0.155%	07/22/2015	07/22/2015	370,000,000	369,966,546
P-1, A-1	Skandinaviska Enskilda Banken AB (a)	0.250%	07/07/2015	07/07/2015	190,000,000	189,992,083
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.250%	09/16/2015	09/16/2015	200,000,000	199,893,056
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.270%	10/09/2015	10/09/2015	100,000,000	99,925,000
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.300%	10/16/2015	10/16/2015	100,000,000	99,910,833
P-1, A-1	Standard Chartered Bank (a)	0.250%	08/11/2015	08/11/2015	200,000,000	199,943,056
P-1, A-1	Standard Chartered Bank (a)(c)	0.260%	09/01/2015	09/01/2015	100,000,000	99,955,222
P-1, A-1	Standard Chartered Bank (a)(c)	0.260%	09/09/2015	09/09/2015	152,000,000	151,923,156
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.250%	08/04/2015	08/04/2015	250,000,000	249,940,972
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.200%	07/20/2015	07/20/2015	147,775,000	147,759,402
P-1, A-1	Swedbank AB (a)	0.250%	07/06/2015	07/06/2015	150,000,000	149,994,792
P-1, A-1	Swedbank AB (a)	0.200%	07/22/2015	07/22/2015	125,000,000	124,985,417
P-1, A-1	Swedbank AB (a)	0.265%	09/30/2015	09/30/2015	100,000,000	99,933,014
P-1, A-1	Swedbank AB (a)	0.250%	10/01/2015	10/01/2015	125,000,000	124,920,139
P-1, A-1	Swedbank AB (a)	0.250%	10/02/2015	10/02/2015	200,000,000	199,870,833

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
June 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	Toyota Motor Credit Corp. (a)(d)	0.254%	07/06/2015	07/07/2015	$78,000,000	$78,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.287%	07/27/2015	10/26/2015	41,000,000	41,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.298%	07/13/2015	03/11/2016	75,000,000	75,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.307%	07/21/2015	04/21/2016	83,000,000	83,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						5,148,380,070

	CERTIFICATES OF DEPOSIT — 46.2%
P-1, A-1+	Australia & New Zealand Banking Group Ltd.	0.250%	10/05/2015	10/05/2015	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.050%	07/01/2015	07/01/2015	150,000,000	150,000,000
P-1, A-1	Bank of Montreal	0.085%	07/06/2015	07/06/2015	150,000,000	150,000,000
P-1, A-1	Bank of Montreal	0.230%	09/18/2015	09/18/2015	200,000,000	200,000,000
P-1, A-1	Bank of Montreal (d)	0.325%	07/20/2015	12/15/2015	115,000,000	115,000,000
P-1, A-1	Bank of Montreal (d)	0.306%	07/15/2015	01/15/2016	100,000,000	100,000,000
P-1, A-1	Bank of Nova Scotia	0.254%	07/06/2015	07/06/2015	160,000,000	160,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.285%	07/06/2015	11/05/2015	158,000,000	158,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.334%	07/07/2015	11/06/2015	137,702,000	137,702,000
P-1, A-1	Bank of Nova Scotia (d)	0.312%	08/24/2015	11/24/2015	150,000,000	150,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.285%	07/10/2015	02/05/2016	175,000,000	175,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.170%	07/29/2015	07/29/2015	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.270%	08/17/2015	08/17/2015	300,000,000	300,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.260%	08/27/2015	08/27/2015	115,000,000	115,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.260%	09/03/2015	09/03/2015	195,000,000	195,000,000
P-1, A-1	BNP Paribas	0.270%	09/21/2015	09/21/2015	200,000,000	200,000,000
P-1, A-1	BNP Paribas	0.300%	09/21/2015	09/21/2015	250,000,000	250,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.100%	07/01/2015	07/01/2015	205,000,000	205,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.070%	07/06/2015	07/06/2015	225,000,000	225,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.365%	07/06/2015	12/02/2015	82,621,000	82,621,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.305%	07/16/2015	02/16/2016	141,000,000	141,000,000
P-1, A-1	Chase Bank USA NA (d)	0.287%	07/27/2015	10/26/2015	75,000,000	75,000,000
P-1, A-1	Chase Bank USA NA (d)	0.283%	07/09/2015	11/09/2015	120,000,000	120,000,000
P-1, A-1	Chase Bank USA NA (d)	0.284%	07/07/2015	12/07/2015	200,000,000	200,000,000
P-1, A-1	Chase Bank USA NA (d)	0.347%	07/21/2015	04/21/2016	126,000,000	126,000,000
P-1, A-1	Citibank NA	0.200%	09/21/2015	09/21/2015	135,000,000	135,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.280%	07/06/2015	07/06/2015	250,000,000	250,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.270%	09/09/2015	09/09/2015	200,000,000	200,000,000
P-1, A-1	Credit Suisse	0.260%	08/03/2015	08/03/2015	300,000,000	300,000,000
P-1, A-1	Credit Suisse	0.270%	09/01/2015	09/01/2015	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.300%	07/01/2015	07/01/2015	425,000,000	425,000,000
P-1, A-1	ING Bank NV	0.320%	09/10/2015	09/10/2015	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.330%	10/02/2015	10/02/2015	115,000,000	115,000,000
P-1, A-1	ING Bank NV	0.330%	10/19/2015	10/19/2015	125,000,000	125,000,000
P-1, A-1	Norinchukin Bank	0.160%	07/02/2015	07/02/2015	190,000,000	190,000,000
P-1, A-1	Norinchukin Bank	0.220%	07/09/2015	07/09/2015	300,000,000	300,000,000
P-1, A-1	Norinchukin Bank	0.160%	07/10/2015	07/10/2015	200,000,000	200,000,000
P-1, A-1	Rabobank Nederland NV	0.210%	08/17/2015	08/17/2015	92,000,000	92,000,000
P-1, A-1	Rabobank Nederland NV (d)	0.253%	07/13/2015	09/11/2015	215,000,000	215,000,000
P-1, A-1	Rabobank Nederland NV	0.240%	09/17/2015	09/17/2015	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
June 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Rabobank Nederland NV	0.240%	09/18/2015	09/18/2015	$67,000,000	$67,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.285%	07/10/2015	09/10/2015	76,000,000	76,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.326%	07/13/2015	05/13/2016	58,000,000	58,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.337%	07/20/2015	05/20/2016	100,000,000	100,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB (d)	0.254%	07/07/2015	08/07/2015	175,000,000	175,000,000
P-1, A-1	Standard Chartered Bank	0.250%	07/21/2015	07/21/2015	125,000,000	125,000,000
P-1, A-1	Standard Chartered Bank	0.250%	07/27/2015	07/27/2015	50,000,000	50,000,000
P-1, A-1	Standard Chartered Bank	0.250%	07/29/2015	07/29/2015	35,000,000	35,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.270%	08/07/2015	08/07/2015	250,000,000	250,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.260%	09/08/2015	09/08/2015	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.280%	09/21/2015	09/21/2015	125,000,000	124,998,578
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.300%	10/01/2015	10/01/2015	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.200%	08/17/2015	08/17/2015	75,000,000	75,000,489
P-1, A-1+	Svenska Handelsbanken AB	0.205%	08/26/2015	08/26/2015	100,000,000	100,000,777
P-1, A-1+	Toronto Dominion Bank	0.257%	07/20/2015	07/20/2015	133,000,000	133,000,000
P-1, A-1+	Toronto Dominion Bank	0.257%	07/21/2015	07/21/2015	146,000,000	146,000,000
P-1, A-1+	Toronto Dominion Bank	0.294%	08/24/2015	08/24/2015	173,000,000	173,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.335%	07/16/2015	03/16/2016	100,000,000	100,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.310%	08/05/2015	05/05/2016	99,500,000	99,500,000
P-1, A-1	UBS AG	0.250%	07/31/2015	07/31/2015	300,000,000	300,000,000
P-1, A-1	UBS AG	0.300%	07/31/2015	07/31/2015	355,000,000	355,000,000
P-1, A-1	UBS AG	0.280%	08/31/2015	08/31/2015	200,000,000	200,000,000
P-1, A-1+	Wells Fargo Bank NA	0.296%	07/13/2015	07/13/2015	200,000,000	200,000,000
P-1, A-1+	Wells Fargo Bank NA	0.313%	09/03/2015	09/03/2015	150,000,000	150,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.293%	07/09/2015	01/11/2016	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.328%	09/14/2015	03/03/2016	175,000,000	175,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.319%	09/08/2015	03/07/2016	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT						10,494,822,844

	GOVERNMENT AGENCY DEBT — 3.3%
P-1, A-1+	Federal Home Loan Bank (e)	0.025%	07/08/2015	07/08/2015	22,000,000	21,999,893
P-1, A-1+	Federal Home Loan Bank (e)	0.038%	07/17/2015	07/17/2015	100,000,000	99,998,311
P-1, A-1+	Federal Home Loan Bank (e)	0.030%	07/22/2015	07/22/2015	315,000,000	314,994,487
P-1, A-1+	Federal Home Loan Bank (e)	0.051%	08/04/2015	08/04/2015	63,000,000	62,997,025
P-1, A-1+	Federal Home Loan Bank (e)	0.051%	08/06/2015	08/06/2015	100,000,000	99,995,000
P-1, A-1+	Federal Home Loan Bank (e)	0.051%	08/07/2015	08/07/2015	145,000,000	144,992,549
P-1, A-1+	Federal Home Loan Bank (e)	0.051%	08/12/2015	08/12/2015	10,000,000	9,999,417

TOTAL GOVERNMENT AGENCY DEBT						754,976,682

	OTHER NOTES — 8.1%
P-1, A-1	Bank of America NA	0.260%	07/06/2015	07/06/2015	80,000,000	80,000,000
P-1, A-1	Bank of America NA	0.280%	10/06/2015	10/06/2015	105,000,000	105,000,000
P-1, A-1	Bank of America NA	0.280%	10/08/2015	10/08/2015	95,000,000	95,000,000
P-1, A-1	Bank of America NA	0.280%	10/09/2015	10/09/2015	18,000,000	18,000,000
P-1, A-1	Bank of America NA	0.280%	10/14/2015	10/14/2015	19,000,000	19,000,000
P-1, A-1+	JPMorgan Chase Bank NA (d)	0.439%	09/08/2015	07/06/2016	115,000,000	115,000,000
P-1, A-1+	JPMorgan Chase Bank NA (d)	0.436%	07/22/2015	07/22/2016	85,000,000	85,000,000
P-1, A-1	Lloyds Bank PLC	0.060%	07/01/2015	07/01/2015	479,401,000	479,401,000
P-1, A-1+	Royal Bank of Canada (d)	0.506%	09/16/2015	12/16/2015	82,000,000	82,075,101
P-1, A-1+	Royal Bank of Canada (b)(d)	0.361%	07/07/2015	07/06/2016	70,000,000	70,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
June 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	OTHER NOTES - (continued)
P-1, A-1+	Svenska Handelsbanken AB	0.040%	07/01/2015	07/01/2015	$450,000,000	$450,000,000
P-1, A-1+	Svenska Handelsbanken AB (c)(d)	0.356%	07/27/2015	12/24/2015	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.372%	09/10/2015	07/08/2016	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.387%	07/20/2015	07/19/2016	96,000,000	96,000,000

TOTAL OTHER NOTES						1,839,476,101

	TREASURY DEBT — 0.9%
P-1, A-1+	U.S. Treasury Bill (e)	0.000%	07/23/2015	07/23/2015	200,000,000	200,000,000
P-1, A-1+	U.S. Treasury Bill (e)	0.002%	07/23/2015	07/23/2015	12,000,000	11,999,982

TOTAL TREASURY DEBT						211,999,982

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.8%
P-1, A-1
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/24/2015 (collateralized by various U.S. Government Obligations, 1.000% - 7.500% due 09/30/2019 - 11/01/2048, a U.S. Treasury Bill, 0.000% due 07/23/2015, U.S. Treasury Bonds, 4.375% - 6.625% due 02/15/2027 - 05/15/2040, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% - 2.500% due 07/15/2015 - 01/15/2024, and U.S. Treasury Notes, 2.000% - 4.625% due 11/15/2016 - 11/30/2020, valued at $255,000,007); expected proceeds $250,004,861
		0.100%	07/01/2015	07/01/2015	250,000,000	250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/05/2015 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 09/01/2042 - 03/01/2043, valued at $102,000,001); expected proceeds $100,128,917	0.390%	07/01/2015	10/02/2015	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
June 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/24/2015 (collateralized by various U.S. Government Obligations, 2.500% - 5.000% due 03/15/2023 - 05/20/2045, valued at $51,000,001); expected proceeds $50,000,486	0.050%	07/01/2015	07/01/2015	$50,000,000	$50,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						400,000,000

	TREASURY REPURCHASE AGREEMENTS — 14.5%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2015 (collateralized by U.S. Treasury Notes, 0.625% - 1.375% due 06/30/2017 - 04/30/2020, valued at $102,000,077); expected proceeds $100,003,056	0.110%	07/06/2015	07/06/2015	100,000,000	100,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2015 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2016 - 05/15/2025, valued at $224,403,121); expected proceeds $220,093,500	0.450%	08/03/2015	08/03/2015	220,000,000	220,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/25/2015 (collateralized by U.S. Treasury Bonds, 3.750% - 4.375% due 05/15/2041 - 08/15/2041, and by U.S. Treasury Notes, 1.000% - 2.000% due 06/30/2019 - 02/15/2022, valued at $400,004,671); expected proceeds $400,005,444	0.070%	07/02/2015	07/02/2015	400,000,000	400,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/29/2015 (collateralized by a U.S. Treasury Note, 1.500% due 08/31/2018, valued at $750,003,002); expected proceeds $750,002,917	0.070%	07/01/2015	07/01/2015	750,000,000	750,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
June 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by U.S. Treasury Bonds, 3.000% - 4.750% due 02/15/2041 - 05/15/2042, and a U.S. Treasury Note, 1.625% due 11/15/2022, valued at $1,825,002,623); expected proceeds $1,825,002,535	0.050%	07/01/2015	07/01/2015	$1,825,000,000	$1,825,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						3,295,000,000

	OTHER REPURCHASE AGREEMENTS — 1.3%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2015 (collateralized by various Corporate Bonds, 0.431% - 9.000% due 05/20/2016 - 06/24/2044, and U.S. Treasury Notes, 0.500% - 1.000% due 06/15/2016 - 03/31/2017, valued at $110,895,644); expected proceeds $105,139,125	0.530%	07/01/2015	09/24/2015	105,000,000	105,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2015 (collateralized by various Common Stocks, and U.S. Government Obligations, 3.000% - 5.000% due 02/01/2025 - 11/01/2043, valued at $153,833,416); expected proceeds $150,123,750	0.330%	07/01/2015	09/24/2015	150,000,000	150,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/05/2015 (collateralized by various Asset Backed Securities, 0.000% - 1.820% due 08/10/2016 - 06/15/2045, valued at $32,400,329); expected proceeds $30,037,981	0.383%	10/02/2015	10/02/2015	30,000,000	30,000,000

TOTAL OTHER REPURCHASE AGREEMENTS						285,000,000

TOTAL INVESTMENTS(f) — 100.0%						22,729,527,988
Other Assets in Excess of Liabilities — 0.0%(g)						1,939,727
NET ASSETS — 100.0%						$22,731,467,715

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.72% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 14.21% of net assets as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
June 30, 2015 (unaudited)

(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2015
(e)	Rate represents annualized yield at date of purchase.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).
(g)	Amount represents less than 0.05% of net assets
*	Moody's rating, Standard & Poor's rating, respectively
The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Statement of Assets and Liabilities
June 30, 2015 (Unaudited)

Assets:
Investments in securities, at amortized cost	$18,749,527,988
Repurchase agreements, at amortized cost	3,980,000,000
Total Investments	22,729,527,988
Cash	867
Interest receivable	3,481,707
Prepaid expenses and other assets	322,765
Total Assets	22,733,333,327

Liabilities:
Advisory fee payable	1,188,318
Administration fee payable	356,360
Custodian fee payable	162,276
Dividend payable	115,262
Transfer agent fee payable	28,830
Trustee fees payable	3,203
Professional fees payable	235
Other accrued expenses and liabilities	11,128
Total Liabilities	1,865,612
Net Assets	$22,731,467,715

Net assets consist of:
Capital stock, $0.001 par value; 22,731,423,409 shares issued and outstanding	$22,731,423
Capital paid in excess of par	22,708,698,428
Accumulated net realized gain on investments	37,864
Net Assets	$22,731,467,715

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Statement of Operations
Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$25,208,071

Expenses:
Advisory fee	2,203,078
Administration fee	944,176
Custodian fee	440,616
Transfer agent fee	188,835
Insurance expense	105,780
Trustee fee	101,570
Professional fees	84,880
Miscellaneous expenses	21,684
Total expenses	4,090,619
Net Investment Income	21,117,452
Net Realized Gain on Investments:
Net realized gain on investments	11,068

Net increase in net assets resulting from operations	$21,128,520

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From Operations:
Net investment income	$21,117,452	$35,864,734
Net realized gain on investments	11,068	186,440
Net increase in net assets from operations	21,128,520	36,051,174
Distributions From:
Net investment income	(21,117,452)	(35,949,135)
Net realized gain on investments	—	(159,645)
Total distributions	(21,117,452)	(36,108,780)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	120,689,359,007	218,738,368,772
Cost of redemptions	(119,310,547,497)	(211,542,306,278)
Net increase (decrease) in net assets from Fund share transactions	1,378,811,510	7,196,062,494

Net increase in net assets	1,378,822,578	7,196,004,888
Net Assets
Beginning of period	21,352,645,137	14,156,640,249
End of period	$22,731,467,715	$21,352,645,137

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Financial Highlights

	Six Months Ended 6/30/15 (Unaudited)		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11		Year Ended 12/31/10
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000
Net investment income	0.0008		0.0015		0.0018		0.0029		0.0025		0.0028
Net realized gain on investments	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001
Total from investment operations	0.0008		0.0015		0.0018		0.0029		0.0025		0.0029
Distributions from:
Net investment income	(0.0008)		(0.0015)		(0.0018)		(0.0029)		(0.0025)		(0.0028)
Net realized gain on investments	—		(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)	(0.0001)
Total distributions	(0.0008)		(0.0015)		(0.0018)		(0.0029)		(0.0025)		(0.0029)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total Investment Return(b)	0.08%		0.15%		0.19%		0.29%		0.25%		0.29%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03	%(c)	0.03%		0.03%		0.03%		0.03%		0.03%
Ratio of net investment income to average net assets	0.17	%(c)	0.15%		0.18%		0.29%		0.24%		0.28%
Net assets, end of period (in millions)	$22,731		$21,353		$14,157		$16,363		$15,679		$17,412

(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements
June 30, 2015 (Unaudited)

1.    Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio (each a “Fund” and together the “Funds”). As of June 30, 2015, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio have commenced operations. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Recent Regulatory Action
On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and accompanying notes.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation:
The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2 of the fair value hierarchy.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended June 30, 2015.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	22,729,527,988
Level 3 – Significant Unobservable Inputs	-
Total	$22,729,527,988

Investment transactions and income recognition: Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses: Certain expenses, which are directly identifiable to a specific Fund are applied to that Fund.  Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund’s transactions, is generally within seven days. The total amount received by a Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Fund will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Fund is owed under the repurchase agreement. A Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

At period end, the Fund had investments in repurchase agreements with gross values of $ 3,980,000,000 and associated collateral equal to at least $ 3,980,000,000, though the value may be greater.

Federal income taxes: Each Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

The Fund has reviewed the tax positions for open years as of December 31, 2014, and has determined it did not have a liability for any unrecognized tax expenses. The Fund’s federal tax returns are subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.   Fees, Compensation Paid and Transactions with Affiliates
Advisory Fee: The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Effective June 3, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust on behalf of the Funds and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee. The administration fee paid by the Fund was not changed as a result of the Administrator and Sub-Administrator appointments on June 3, 2015. Prior to June 3, 2015, State Street served as Adminstrator.

Custody and Fund Accounting Fee: Pursuant to the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Pursuant to the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. During the period July 1, 2014 through June 30, 2015, the Trust paid each Independent Trustee an annual retainer of $120,000 per year.  Effective July 1, 2015, the Trust pays each Independent Trustee an annual retainer of $140,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $10,000 and $7,500, respectively. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “inperson meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

5.   Beneficial Interest
At June 30, 2015, four (4) mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 59.55% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  Recent Accounting Pronouncement
In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the Funds’ financial statement disclosures, which would first be effective for interim reporting periods beginning after March 15, 2015 and annual reporting periods beginning after December 15, 2014.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

7.   Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Prime Portfolio
Other Information
June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2015
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.80	$0.16
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.63	$0.16

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2015 was 0.032%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Navigator Securities Lending Prime Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

Monthly Portfolio Schedule

The Funds file their monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC.

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management.  The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the trustees who are not “interested persons” of the Trust or SSGA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at an in-person meeting held on June 3, 2015 (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Trust to SSGA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

State Street Navigator Securities Lending Prime Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated May 8, 2015 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; (2) a memorandum from Philip H. Newman, Esq. of Goodwin Procter, LLP dated June 3, 2015 relating to standards of responsibility relevant to approval of the Advisory Agreement (the “Goodwin Procter Memorandum”); (3) an annual certification from the Chief Compliance Officer of the Trust relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement; (4) a request letter from Joseph P. Barri, LLC to the Adviser dated April 30, 2015 (the “Adviser request letter”) requesting certain information from the Adviser relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement; (5) a responsive memorandum from the Adviser dated June 3, 2015 (the “Adviser’s memorandum”) to the Adviser request letter that included, amongst other information:  (i) a description of the services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio (together with the Fund, the “Operational Portfolios” and individually, an “Operational Portfolio”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Operational Portfolios; (ii) a description of the Adviser’s investment decision making process and a description of the Adviser’s processes for confirming that, it is obtaining the most favorable execution of portfolio transactions for the Operational Portfolios; (iii) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and cyber security, as well as the Adviser’s risk management processes; (iv) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Operational Portfolios invest and a description of the functioning and effectiveness of SSGA’s valuation policies and procedures in light of U.S. Securities and Exchange Commission staff guidance with respect to valuation; (v) a Summary of total returns at Net Asset Value (before taxes) for each Operational Portfolio as of December 31, 2014 and March 31, 2015, respectively, with comparable accounts information; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2014; (vii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Operational Portfolios with an explanation of the methodology used in allocating expenses attributable to managing each Operational Portfolio and a description of 2013 and 2014 refinements or modifications made to that methodology to leverage certain of SSGA FM’s management reporting practices (the “SSGA Expense Allocation and Profitability Report”); (viii) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2014; (ix) a summary of the Adviser’s profitability for each Operational Portfolio for the year ended December 31, 2014; (x) individual reports on SSGA FM’s profitability for providing investment advisory services to each Operational Portfolio for the year ended December 31, 2014; (xi) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2014 (collectively, with items vii, viii, ix, x, and xi, the “SSGA FM Profitability Reports”); (xii) SSGA FM’s updated registration on Form ADV under the Investment Advisers Act of 1940, as amended (xiii) data from a nationally recognized independent third-party provider of mutual fund data, Lipper, Inc. (“Lipper”), comparing the Fund’s performance as of December 31, 2014 and March 31, 2015, respectively, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size; and (6) a copy of the Advisory Agreement. In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large Operational Portfolios and two non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

State Street Navigator Securities Lending Prime Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials by SSGA FM provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties.  The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $377 billion in assets under management as of December 31, 2014.  Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares all of its senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of the Fund and sixteen other institutional money market funds with assets ranging from approximately $4.7 billion to approximately $25.8 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of the Fund and all institutional money market funds, regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- five- and ten-year periods ended December 31, 2014 and March 31, 2015, respectively.  The Board noted that the Fund ranked first overall in performance against its Lipper Peer Group for the past one-, three- five-, and ten- year periods ended December 31, 2014 and March 31, 2015, respectively.  The Board further noted that the Fund ranked in the first quintile against its Lipper Peer Group and Lipper Peer Universe for the one-, three-, five- and ten-year periods ended December 31, 2014 and March 31, 2015, respectively. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe and supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

State Street Navigator Securities Lending Prime Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSGA FM and of the Trust’s relationship with SSGA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian and fund accountant for the Trust for the year ended December 31, 2014.  The Board had been provided with the following data: (1) the SSGA FM Profitability Reports; and (2) a responsive memorandum from State Street dated May 22, 2015 to the Board (the “State Street Memorandum”) which contained information to assist the Board in its consideration of whether to renew the Administration Agreement between State Street and the Trust dated as of March 4, 1996, as amended, (the “Administration Agreement”), the Custodian Contract between the Trust and State Street dated March 4, 1996, as amended, (the “Custodian Contract”) and the Transfer Agency and Service Agreement between the Trust and State Street, dated March 4, 1996, as amended, (the “Transfer Agency Agreement” and together, with the Custodian Contract and the Administration Agreement, the “Affiliated Service Agreements”)  which included, amongst other information: (i) a summary of fees earned by State Street under the Affiliated Service Agreements for the year ended December 31, 2014; (ii) information from Lipper which included information on fees charged by State Street to provide fund administration, custody and fund accounting, and transfer agency services to the Trust and the Operational Portfolios for the year ended December 31, 2014 and fee data obtained from Lipper for comparative purposes; (iii) a profitability report from State Street that included information with respect to revenue, expenses, and profitability as the Administrator, Custodian and Fund Accountant, and the Transfer Agent detailing profitability at the Operational Portfolio and Trust levels for the year ended December 31, 2014 and including profitability history at the Trust level for the last five annual periods ended December 31, 2014, December 31, 2013, September 30, 2012, September 30, 2011, and September 30, 2010, for each then Operational Portfolio, as applicable (collectively, the “State Street Profitability Reports”); and (iv) a description of the five major categories of expenses allocated to the Operational Portfolios to compute profitability with a description of how each is allocated. The Board discussed with representatives of SSGA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division (the “Securities Finance Division”) the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s Operational Portfolios in 2014 as investment vehicles for the collateral of Securities Finance Division customers.  The Board also considered the growth in the Operational Portfolios’ assets under management in its consideration of the profits that were realized by SSGA FM and State Street during the year ended December 31, 2014. Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, custody and fund accounting, transfer agency, and administrative fees excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  Moreover, the Board noted that SSGA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

State Street Navigator Securities Lending Prime Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

Approval

The Board carefully evaluated the materials and information provided by SSGA FM and State Street at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various factors.  Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees
Nicholas Bonn
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center One
Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO SEMI-ANNUAL REPORT June 30, 2015

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Portfolio Statistics
June 30, 2015 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2015
Financial Company Commercial Paper	31.3%
Certificates of Deposit	29.0%
Treasury Debt	15.2%
Asset Backed Commercial Paper	12.4%
Government Agency Debt	6.7%
Other Notes	3.7%
Government Agency Repurchase Agreements	1.7%
Other Liabilities in Excess of Assets	(0.0)%**
Total	100.0%

Portfolio Composition By Rating*	June 30, 2015
A-1	48.4%
A-1+	49.9%
Repurchase Agreements (A-1)	1.7%
Other Liabilities in Excess of Assets	(0.0)%**
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.
**	Amount represents less than 0.05% of net assets.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER — 12.4%
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.300%	07/13/2015	07/13/2015	$80,000,000	$79,992,000
P-1, A-1+	Kells Funding LLC (a)(b)	0.200%	07/28/2015	07/28/2015	40,000,000	39,994,000
P-1, A-1+	Kells Funding LLC (a)(b)	0.200%	08/17/2015	08/17/2015	16,000,000	15,995,822
P-1, A-1+	Kells Funding LLC (a)(b)	0.200%	08/21/2015	08/21/2015	29,000,000	28,991,783
P-1, A-1+	Kells Funding LLC (a)(b)	0.205%	09/10/2015	09/10/2015	50,000,000	49,979,785
P-1, A-1	Liberty Funding LLC (a)(c)	0.180%	08/10/2015	08/10/2015	75,000,000	74,985,000
P-1, A-1	Liberty Funding LLC (a)(c)	0.190%	08/13/2015	08/13/2015	50,000,000	49,988,653

TOTAL ASSET BACKED COMMERCIAL PAPER						339,927,043

FINANCIAL COMPANY COMMERCIAL PAPER — 31.3%
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.200%	07/09/2015	07/09/2015	50,000,000	49,997,778
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.205%	07/27/2015	07/27/2015	50,000,000	49,992,597
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.220%	09/08/2015	09/08/2015	65,000,000	64,972,592
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.240%	09/18/2015	09/18/2015	50,000,000	49,973,667
P-1, A-1	DnB Bank ASA (a)(c)	0.240%	09/10/2015	09/10/2015	50,000,000	49,976,333
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.200%	07/15/2015	07/15/2015	25,000,000	24,998,055
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.230%	09/18/2015	09/18/2015	25,000,000	24,987,382
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.230%	09/25/2015	09/25/2015	25,000,000	24,986,264
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.250%	10/16/2015	10/16/2015	25,000,000	24,981,424
P-1, A-1+	Nordea Bank AB (a)(c)	0.190%	07/14/2015	07/14/2015	13,200,000	13,199,094
P-1, A-1+	Nordea Bank AB (a)(c)	0.185%	07/22/2015	07/22/2015	75,000,000	74,991,906
P-1, A-1+	NRW.Bank (a)(c)	0.200%	07/20/2015	07/20/2015	75,000,000	74,992,083
P-1, A-1+	NRW.Bank (a)(c)	0.195%	08/14/2015	08/14/2015	50,000,000	49,988,083
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.230%	08/20/2015	08/20/2015	70,000,000	69,977,639
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.300%	10/19/2015	10/19/2015	25,000,000	24,977,083
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.300%	10/20/2015	10/20/2015	25,000,000	24,976,875
P-1, A-1	Societe Generale (a)(c)	0.220%	08/10/2015	08/10/2015	50,000,000	49,987,778
P-1, A-1	Standard Chartered Bank (a)(c)	0.260%	09/01/2015	09/01/2015	35,000,000	34,984,328
P-1, A-1	Standard Chartered Bank (a)(c)	0.260%	09/21/2015	09/21/2015	50,000,000	49,970,389
P-1, A-1	Swedbank AB (a)	0.250%	09/10/2015	09/10/2015	25,000,000	24,987,674

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						857,899,024

CERTIFICATES OF DEPOSIT — 29.0%
P-1, A-1	Bank of Montreal	0.190%	08/17/2015	08/17/2015	32,000,000	32,000,000
P-1, A-1	Bank of Montreal	0.190%	08/17/2015	08/17/2015	18,000,000	18,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.260%	09/03/2015	09/03/2015	75,000,000	75,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.100%	07/01/2015	07/01/2015	25,000,000	25,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.300%	10/01/2015	10/01/2015	30,000,000	30,000,000
P-1, A-1	Credit Suisse	0.270%	09/01/2015	09/01/2015	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.330%	10/19/2015	10/19/2015	75,000,000	75,000,000
P-1, A-1	Lloyds Bank PLC	0.260%	09/21/2015	09/21/2015	75,000,000	75,000,000
P-1, A-1	National Bank of Canada	0.230%	09/17/2015	09/17/2015	50,000,000	50,000,000
P-1, A-1	Natixis	0.250%	08/31/2015	08/31/2015	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB	0.245%	09/30/2015	09/30/2015	30,000,000	30,000,000
P-1, A-1	Norinchukin Bank	0.250%	09/04/2015	09/04/2015	25,000,000	25,000,000
P-1, A-1	Rabobank Nederland NV	0.210%	08/17/2015	08/17/2015	11,000,000	11,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments - (continued)
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.130%	07/01/2015	07/01/2015	$25,000,000	$25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.270%	08/07/2015	08/07/2015	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.280%	09/21/2015	09/21/2015	25,000,000	24,999,716
P-1, A-1+	Svenska Handelsbanken AB	0.230%	07/09/2015	07/09/2015	75,000,000	75,000,083
P-1, A-1	UBS AG	0.300%	07/31/2015	07/31/2015	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT						795,999,799

OTHER NOTES — 3.7%
P-1, A-1	Bank of America NA	0.280%	10/05/2015	10/05/2015	49,000,000	49,000,000
P-1, A-1	Bank of America NA	0.280%	10/09/2015	10/09/2015	19,000,000	19,000,000
P-1, A-1	Bank of America NA	0.280%	10/14/2015	10/14/2015	18,000,000	18,000,000
P-1, A-1	Lloyds Bank PLC	0.060%	07/01/2015	07/01/2015	15,563,000	15,563,000

TOTAL OTHER NOTES						101,563,000

GOVERNMENT AGENCY DEBT — 6.7%
P-1, A-1+	Federal Home Loan Bank (d)	0.025%	07/08/2015	07/08/2015	3,000,000	2,999,985
P-1, A-1+	Federal Home Loan Bank (d)	0.030%	07/22/2015	07/22/2015	39,000,000	38,999,318
P-1, A-1+	Federal Home Loan Bank (d)	0.030%	07/24/2015	07/24/2015	90,000,000	89,998,275
P-1, A-1+	Federal Home Loan Bank (d)	0.041%	07/31/2015	07/31/2015	30,000,000	29,999,000
P-1, A-1+	Federal Home Loan Bank (d)	0.051%	08/04/2015	08/04/2015	22,000,000	21,998,961

TOTAL GOVERNMENT AGENCY DEBT						183,995,539

	TREASURY DEBT — 15.2%
P-1, A-1+	U.S. Treasury Bill (d)	0.003%	07/02/2015	07/02/2015	11,000,000	10,999,999
P-1, A-1+	U.S. Treasury Bill (d)	0.005%	07/02/2015	07/02/2015	14,000,000	13,999,998
P-1, A-1+	U.S. Treasury Bill (d)	0.007%	07/09/2015	07/09/2015	7,000,000	6,999,988
P-1, A-1+	U.S. Treasury Bill (d)	0.010%	07/09/2015	07/09/2015	43,000,000	42,999,905
P-1, A-1+	U.S. Treasury Bill (d)	0.000%	07/23/2015	07/23/2015	75,000,000	75,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.002%	07/23/2015	07/23/2015	1,400,000	1,399,998
P-1, A-1+	U.S. Treasury Bill (d)	0.025%	07/23/2015	07/23/2015	20,000,000	19,999,694
P-1, A-1+	U.S. Treasury Bill (d)	0.018%	08/06/2015	08/06/2015	50,000,000	49,999,125
P-1, A-1+	U.S. Treasury Bill (d)	0.022%	08/13/2015	08/13/2015	50,000,000	49,998,656
P-1, A-1+	U.S. Treasury Bill (d)	0.018%	08/20/2015	08/20/2015	50,000,000	49,998,785
P-1, A-1+	U.S. Treasury Bill (d)	0.020%	08/27/2015	08/27/2015	41,000,000	40,998,702
P-1, A-1+	U.S. Treasury Bill (d)	0.022%	08/27/2015	08/27/2015	9,000,000	8,999,679
P-1, A-1+	U.S. Treasury Bill (d)	0.017%	09/10/2015	09/10/2015	25,000,000	24,999,137
P-1, A-1+	U.S. Treasury Bill (d)	0.012%	09/17/2015	09/17/2015	6,000,000	5,999,838

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments - (continued)
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Bill (d)	0.015%	09/17/2015	09/17/2015	$14,000,000	$13,999,545

TOTAL TREASURY DEBT						416,393,049

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.7%
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by various U.S. Government Obligations, 0.000% - 8.875% due 09/11/2015 - 10/24/2030, valued at $25,501,319); expected proceeds $25,000,097	0.140%	07/01/2015	07/01/2015	25,000,000	25,000,000
P-1, A-1	Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by various U.S. Government Obligations, 3.500% - 6.000% due 12/01/2028 - 05/01/2045, valued at $22,440,000); expected proceeds $22,000,098	0.160%	07/01/2015	07/01/2015	22,000,000	22,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						47,000,000

TOTAL INVESTMENTS(e) — 100.0%						2,742,777,454
Other Liabilities in Excess of Assets — (0.0)%(f)						(2,801)
NET ASSETS — 100.0%						$2,742,774,653

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.57% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 31.28% of net assets as of June 30, 2015.

(d)	Rate represents annualized yield at date of purchase.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(f)	Amount represents less than 0.05% of net assets
*	Moody's rating, Standard & Poor's rating, respectively

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Statement of Assets and Liabilities
June 30, 2015 (Unaudited)

Assets:
Investments in securities, at amortized cost	$2,695,777,454
Repurchase agreements, at amortized cost	47,000,000
Total Investments	2,742,777,454
Cash	896
Interest receivable	248,773
Prepaid expenses and other assets	22,638
Total Assets	2,743,049,761

Liabilities:
Advisory fee payable	140,620
Professional fees payable	58,759
Administration fee payable	43,196
Custodian fee payable	15,444
Dividend payable	11,353
Transfer agent fee payable	1,901
Trustee fees payable	1,222
Other accrued expenses and liabilities	2,613
Total Liabilities	275,108
Net Assets	$2,742,774,653

Net assets consist of:
Capital stock, $0.001 par value; 2,742,772,593 shares issued and outstanding	$2,742,773
Capital paid in excess of par	2,740,029,820
Accumulated net realized gain on investments	2,060
Net Assets	$2,742,774,653

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Statement of Operations
Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$2,567,847

Expenses:
Advisory fee	257,427
Administration fee	110,326
Custodian fee	51,486
Professional fees	45,758
Trustee fee	42,456
Transfer agent fee	22,065
Insurance expense	10,939
Miscellaneous expenses	6,168
Total expenses	546,625
Net Investment Income	2,021,222
Net Realized Gain on Investments:
Net realized gain on investments	2,060

Net increase in net assets resulting from operations	$2,023,282
See Notes to Financial Statements

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From Operations:
Net investment income	$2,021,222	$2,829,025
Net realized gain on investments	2,060	15,119
Net increase in net assets from operations	2,023,282	2,844,144
Distributions From:
Net investment income	(2,021,222)	(2,829,025)
Net realized gain on investments	—	(15,119)
Total distributions	(2,021,222)	(2,844,144)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	11,105,689,222	17,297,500,975
Cost of redemptions	(11,059,648,389)	(17,309,025,616)
Net increase (decrease) in net assets from Fund share transactions	46,040,833	(11,524,641)

Net increase (decrease) in net assets	46,042,893	(11,524,641)
Net Assets
Beginning of period	2,696,731,760	2,708,256,401
End of period	$2,742,774,653	$2,696,731,760
The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Financial Highlights

	Six Months Ended 6/30/15 (Unaudited)		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12	Period Ended 12/31/11*
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000	$1.0000
Net investment income	0.0007		0.0009		0.0004		0.0001	0.0002
Net realized gain on investments	0.0000	(a)	0.0000	(a)	—		—	—
Total from investment operations	0.0007		0.0009		0.0004		0.0001	0.0002
Distributions from:
Net investment income	(0.0007)		(0.0009)		(0.0004)		(0.0001)	(0.0002)
Net realized gain on investments	—		(0.000	)(a)	—		—	—
Total distributions	(0.0007)		(0.0009)		(0.0004)		(0.0001)	(0.0002)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000	$1.0000

Total Investment Return(b)	0.07%		0.09%		0.05%		0.14%	0.02%

Ratios and Supplemental Data:
Ratio of gross expenses to average net assets	0.04	%(c)	0.04%		0.04%		0.04%	0.04	%(c)
Ratio of net expenses to average net assets	0.04	%(c)	0.04%		0.03	%(d)	0.04%	0.04	%(c)
Ratio of net investment income to average net assets	0.14	%(c)	0.09%		0.04%		0.14%	0.05	%(c)
Net assets, end of period (in millions)	$2,743		$2,697		$2,708		$1,830	$1,350

*	The Fund commenced operations on August 25, 2011.
(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.  Returns for periods less than one year have not been annualized.

(c)	Annualized.
(d)	If the Adviser had not waived a portion of its advisory fee, the ratio of net expenses to average net assets would have been higher. (See Note 3)

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements
June 30, 2015 (Unaudited)

1.    Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund” and together the “Funds”). As of June 30, 2015, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) and the State Street Navigator Securities Lending MET Portfolio have commenced operations. The Fund commenced operations on August 25, 2011. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the College Retirement Equities Fund, the TIAA-CREF Funds, The TIAA-CREF Life Funds and TIAA Separate Account VA-1 and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Recent Regulatory Action
On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and accompanying notes.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation:
The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2 of the fair value hierarchy.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended June 30, 2015.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	2,742,777,454
Level 3 – Significant Unobservable Inputs	-
Total	$2,742,777,454

Investment transactions and income recognition: Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses: Certain expenses, which are directly identifiable to a specific Fund are applied to that Fund.  Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund’s transactions, is generally within seven days. The total amount received by a Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Fund will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Fund is owed under the repurchase agreement. A Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

At period end, the Fund had investments in repurchase agreements with gross values of $47,000,000 and associated collateral equal to at least $47,000,000, though the value may be greater.

Federal income taxes: Each Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

The Fund has reviewed the tax positions for open years as of December 31, 2014, and has determined it did not have a liability for any unrecognized tax expenses. The Fund’s federal tax returns are subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.   Fees, Compensation Paid and Transactions with Affiliates
Advisory Fee: The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Effective June 3, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust on behalf of the Funds and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee. The administration fee paid by the Fund was not changed as a result of the Administrator and Sub-Administrator appointments on June 3, 2015. Prior to June 3, 2015, State Street served as Adminstrator.

Custody and Fund Accounting Fee: Pursuant to the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Pursuant to the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. During the period July 1, 2014 through June 30, 2015, the Trust paid each Independent Trustee an annual retainer of $120,000 per year.  Effective July 1, 2015, the Trust pays each Independent Trustee an annual retainer of $140,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $10,000 and $7,500, respectively. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “inperson meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

5.   Beneficial Interest
At June 30, 2015, two (2) mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 100% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  Recent Accounting Pronouncement
In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the Funds’ financial statement disclosures, which would first be effective for interim reporting periods beginning after March 15, 2015 and annual reporting periods beginning after December 15, 2014.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

7.   Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information
June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2015
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.70	$0.18
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.19

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2015 was 0.037%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

Monthly Portfolio Schedule

The Funds file their monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC.

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management.  The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the trustees who are not “interested persons” of the Trust or SSGA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at an in-person meeting held on June 3, 2015 (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Trust to SSGA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated May 8, 2015 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; (2) a memorandum from Philip H. Newman, Esq. of Goodwin Procter, LLP dated June 3, 2015 relating to standards of responsibility relevant to approval of the Advisory Agreement (the “Goodwin Procter Memorandum”); (3) an annual certification from the Chief Compliance Officer of the Trust relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement; (4) a request letter from Joseph P. Barri, LLC to the Adviser dated April 30, 2015 (the “Adviser request letter”) requesting certain information from the Adviser relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement; (5) a responsive memorandum from the Adviser dated June 3, 2015 (the “Adviser’s memorandum”) to the Adviser request letter that included, among other information:  (i) a description of the services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Prime Portfolio and the State Street Navigator Securities Lending MET Portfolio (together with the Fund, the “Operational Portfolios” and individually, an “Operational Portfolio”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Operational Portfolios; (ii) a description of the Adviser’s investment decision making process and a description of the Adviser’s processes for confirming that, it is obtaining the most favorable execution of portfolio transactions for the Operational Portfolios; (iii) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and cyber security, as well as the Adviser’s risk management processes; (iv) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Operational Portfolios invest and a description of the functioning and effectiveness of SSGA’s valuation policies and procedures in light of U.S. Securities and Exchange Commission staff guidance with respect to valuation; (v) a Summary of total returns at Net Asset Value (before taxes) for each Operational Portfolio as of December 31, 2014 and March 31, 2015, respectively, with comparable accounts information; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2014; (vii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Operational Portfolios with an explanation of the methodology used in allocating expenses attributable to managing each Operational Portfolio and a description of 2013 and 2014 refinements or modifications made to that methodology to leverage certain of SSGA FM’s management reporting practices (the “SSGA Expense Allocation and Profitability Report”); (viii) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2014; (ix) a summary of the Adviser’s profitability for each Operational Portfolio for the year ended December 31, 2014; (x) individual reports on SSGA FM’s profitability for providing investment advisory services to each Operational Portfolio for the year ended December 31, 2014; (xi) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2014 (collectively, with items vii, viii, ix, x, and xi, the “SSGA FM Profitability Reports”); (xii) SSGA FM’s updated registration on Form ADV under the Investment Advisers Act of 1940, as amended; (xiii) data from a nationally recognized independent third-party provider of mutual fund data, Lipper, Inc. (“Lipper”), comparing the Fund’s performance as of December 31, 2014 and March 31, 2015, respectively, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size; and (6) a copy of the Advisory Agreement. The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large Operational Portfolios and two non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by SSGA FM at the Meeting.  The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties.  The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $377 billion in assets under management as of December 31, 2014.  Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares all of its senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of the Fund and fourteen other institutional money market funds with assets ranging from approximately $1.4 billion to approximately $5.7 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of the Fund and all institutional money market funds, regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe for the one-year, three-year and since inception periods ended December 31, 2014 and March 31, 2015, respectively.  The Board noted that the Fund ranked first in performance for the one-year periods ended December 31, 2014 and March 31, 2015, respectively, against its Lipper Peer Group and second in performance for the three-year and since inception periods ended December 31, 2014 and March 31, 2015, respectively, against its Lipper Peer Group. The Board further noted that the Fund ranked in the first quintile against its Lipper Peer Group and Lipper Peer Universe for the one-year, three-year and since inception periods ended December 31, 2014 and March 31, 2015, respectively.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe and supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest or close to the lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSGA FM and of the Trust’s relationship with SSGA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian and fund accountant for the Trust for the year ended December 31, 2014.  The Board had been provided with the following data: (1) the SSGA FM Profitability Reports; and (2) a responsive memorandum from State Street dated May 22, 2015 to the Board (the “State Street Memorandum”) which contained information to assist the Board in its consideration of whether to renew the Administration Agreement between State Street and the Trust dated as of March 4, 1996, as amended, (the “Administration Agreement”), the Custodian Contract between the Trust and State Street dated March 4, 1996, as amended, (the “Custodian Contract”) and the Transfer Agency and Service Agreement between the Trust and State Street, dated March 4, 1996, as amended, (the “Transfer Agency Agreement” and together, with the Custodian Contract and the Administration Agreement, the “Affiliated Service Agreements”)  which included, amongst other information: (i) a summary of fees earned by State Street under the Affiliated Service Agreements for the year ended December 31, 2014; (ii) information from Lipper which included information on fees charged by State Street to provide fund administration, custody and fund accounting, and transfer agency services to the Trust and the Operational Portfolios for the year ended December 31, 2014 and fee data obtained from Lipper for comparative purposes; (iii) a profitability report from State Street that included information with respect to revenue, expenses, and profitability as the Administrator, Custodian and Fund Accountant, and the Transfer Agent detailing profitability at the Operational Portfolio and Trust levels for the year ended December 31, 2014 and including profitability history at the Trust level for the last five annual periods ended December 31, 2014, December 31, 2013, September 30, 2012, September 30, 2011, and September 30, 2010, for each then Operational Portfolio, as applicable (collectively, the “State Street Profitability Reports”); and (iv) a description of the five major categories of expenses allocated to the Operational Portfolios to compute profitability with a description of how each is allocated. The Board discussed with representatives of SSGA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division (the “Securities Finance Division”) the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s Operational Portfolios in 2014 as investment vehicles for the collateral of Securities Finance Division customers.  The Board also considered the growth in the Operational Portfolios’ assets under management in its consideration of the profits that were realized by SSGA FM and State Street during the year ended December 31, 2014. Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, custody and fund accounting, transfer agency, and administrative fees excessive.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided by SSGA FM and State Street at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors.  Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees
Nicholas Bonn
 Michael A. Jessee
George J. Sullivan Jr.
 Peter Tufano

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
 One Lincoln Street
Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
 One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
 Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
 Securities Finance
State Street Financial Center
 One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO SEMI-ANNUAL REPORT June 30, 2015

State Street Navigator Securities Lending MET Portfolio
Portfolio Statistics
June 30, 2015 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2015
Certificates of Deposit	42.7%
Financial Company Commercial Paper	27.0%
Government Agency Repurchase Agreements	10.3%
Government Agency Debt	6.5%
Other Notes	5.4%
Asset Backed Commercial Paper	3.6%
Other Repurchase Agreements	1.8%
Treasury Repurchase Agreements	1.7%
Treasury Debt	1.0%
Other Assets in Excess of Liabilities	0.0%**
Total	100.0%

Portfolio Composition By Rating*	June 30, 2015
A-1	52.6%
A-1+	33.6%
Repurchase Agreements (A-1)	13.8%
Other Assets in Excess of Liabilities	0.0%**
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.
**	Amount represents less than 0.05% of net assets.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 3.6%
P-1, A-1+	Kells Funding LLC (a)(b)	0.200%	07/28/2015	07/28/2015	$75,000,000	$74,988,750
P-1, A-1+	Kells Funding LLC (a)(b)	0.205%	09/04/2015	09/04/2015	50,000,000	49,981,493
P-1, A-1+	Kells Funding LLC (a)(b)	0.210%	09/08/2015	09/08/2015	25,000,000	24,989,938
P-1, A-1+	Kells Funding LLC (a)(b)	0.205%	09/10/2015	09/10/2015	39,000,000	38,984,232
P-1, A-1	Ridgefield Funding Co. (a)(b)	0.270%	09/03/2015	09/03/2015	100,000,000	99,952,000

TOTAL ASSET BACKED COMMERCIAL PAPER						288,896,413

	FINANCIAL COMPANY COMMERCIAL PAPER — 27.0%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.286%	07/15/2015	10/15/2015	26,500,000	26,500,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.286%	07/15/2015	10/15/2015	26,500,000	26,500,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.295%	07/06/2015	05/04/2016	27,000,000	26,998,813
P-1, A-1+	DBS Bank Ltd. (a)(d)	0.250%	09/22/2015	09/22/2015	100,000,000	99,942,361
P-1, A-1	DnB Bank ASA (a)(d)	0.180%	07/27/2015	07/27/2015	100,000,000	99,987,000
P-1, A-1	DnB Bank ASA (a)(d)	0.240%	08/26/2015	08/26/2015	125,000,000	124,953,333
P-1, A-1	DnB Bank ASA (a)(d)	0.240%	09/21/2015	09/21/2015	25,000,000	24,986,333
P-1, A-1	Electricite De France SA (a)(d)	0.120%	07/23/2015	07/23/2015	100,000,000	99,992,667
P-1, A-1+	General Electric Capital Corp. (c)	0.245%	07/06/2015	09/03/2015	15,000,000	15,000,000
P-1, A-1+	General Electric Capital Corp. (c)	0.275%	07/06/2015	10/30/2015	15,000,000	15,000,000
P-1, A-1+	HSBC Bank PLC (c)(d)	0.317%	07/23/2015	11/23/2015	200,000,000	200,000,000
P-1, A-1+	HSBC Bank PLC (c)(d)	0.321%	09/21/2015	12/21/2015	86,000,000	86,000,000
P-1, A-1+	Nordea Bank AB (a)(d)	0.210%	09/10/2015	09/10/2015	100,000,000	99,958,583
P-1, A-1+	Nordea Bank AB (a)(d)	0.300%	10/27/2015	10/27/2015	75,000,000	74,926,250
P-1, A-1+	NRW.Bank (a)(d)	0.085%	07/01/2015	07/01/2015	50,000,000	50,000,000
P-1, A-1+	NRW.Bank (a)(d)	0.085%	07/02/2015	07/02/2015	50,000,000	49,999,882
P-1, A-1+	NRW.Bank (a)(d)	0.195%	08/14/2015	08/14/2015	100,000,000	99,976,167
P-1, A-1+	NRW.Bank (a)(d)	0.205%	08/26/2015	08/26/2015	100,000,000	99,968,111
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(d)	0.250%	07/07/2015	07/07/2015	50,000,000	49,997,917
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(d)	0.240%	09/08/2015	09/08/2015	50,000,000	49,977,000
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(d)	0.270%	10/09/2015	10/09/2015	50,000,000	49,962,500
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(d)	0.300%	10/15/2015	10/15/2015	50,000,000	49,955,833
P-1, A-1	Standard Chartered Bank (a)(d)	0.250%	08/11/2015	08/11/2015	100,000,000	99,971,528
P-1, A-1	Standard Chartered Bank (a)(d)	0.260%	09/01/2015	09/01/2015	39,943,000	39,925,115
P-1, A-1	Standard Chartered Bank (a)(d)	0.260%	09/21/2015	09/21/2015	100,000,000	99,940,778
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(d)	0.270%	09/21/2015	09/21/2015	50,000,000	49,969,250
P-1, A-1	Swedbank AB (a)	0.250%	07/09/2015	07/09/2015	50,000,000	49,997,222
P-1, A-1	Swedbank AB (a)	0.250%	07/10/2015	07/10/2015	30,000,000	29,998,125
P-1, A-1	Swedbank AB (a)	0.265%	09/30/2015	09/30/2015	67,000,000	66,955,119
P-1, A-1	Swedbank AB (a)	0.250%	10/01/2015	10/01/2015	50,000,000	49,968,056
P-1, A-1	Swedbank AB (a)	0.250%	10/05/2015	10/05/2015	100,000,000	99,933,333
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.297%	07/27/2015	02/25/2016	15,750,000	15,750,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.297%	07/27/2015	02/26/2016	15,750,000	15,750,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.298%	07/13/2015	03/11/2016	28,000,000	28,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments - (continued)
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.307%	07/21/2015	04/21/2016	$32,000,000	$32,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						2,198,741,276

	CERTIFICATES OF DEPOSIT — 42.7%
P-1, A-1+	Australia & New Zealand Banking Group Ltd.	0.250%	10/05/2015	10/05/2015	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.190%	08/17/2015	08/17/2015	32,000,000	32,000,000
P-1, A-1	Bank of Montreal	0.190%	08/17/2015	08/17/2015	18,000,000	18,000,000
P-1, A-1	Bank of Montreal	0.230%	09/18/2015	09/18/2015	25,000,000	25,000,000
P-1, A-1	Bank of Montreal (c)	0.325%	07/20/2015	12/15/2015	70,000,000	70,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.285%	07/06/2015	11/05/2015	63,000,000	63,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.334%	07/07/2015	11/06/2015	87,298,000	87,298,000
P-1, A-1	Bank of Nova Scotia (c)	0.312%	08/24/2015	11/24/2015	75,000,000	75,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.285%	07/10/2015	02/05/2016	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.260%	09/03/2015	09/03/2015	125,000,000	125,000,000
P-1, A-1	BNP Paribas	0.260%	09/10/2015	09/10/2015	75,000,000	75,000,000
P-1, A-1	BNP Paribas	0.260%	09/14/2015	09/14/2015	100,000,000	100,000,000
P-1, A-1	BNP Paribas	0.270%	09/21/2015	09/21/2015	50,000,000	50,000,000
P-1, A-1	BNP Paribas	0.300%	09/21/2015	09/21/2015	75,000,000	75,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.100%	07/01/2015	07/01/2015	80,000,000	80,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.365%	07/06/2015	12/02/2015	52,379,000	52,379,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.305%	07/16/2015	02/16/2016	58,000,000	58,000,000
P-1, A-1	Chase Bank USA NA (c)	0.283%	07/09/2015	11/09/2015	45,000,000	45,000,000
P-1, A-1	Citibank NA	0.160%	08/03/2015	08/03/2015	39,000,000	39,000,000
P-1, A-1	Citibank NA	0.180%	09/08/2015	09/08/2015	25,000,000	25,000,000
P-1, A-1	Citibank NA	0.200%	09/21/2015	09/21/2015	25,000,000	25,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.280%	07/06/2015	07/06/2015	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.300%	10/01/2015	10/01/2015	100,000,000	100,000,000
P-1, A-1	Credit Suisse	0.260%	08/03/2015	08/03/2015	100,000,000	100,000,000
P-1, A-1	Credit Suisse	0.270%	09/01/2015	09/01/2015	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.300%	07/01/2015	07/01/2015	225,000,000	225,000,000
P-1, A-1	ING Bank NV	0.330%	10/02/2015	10/02/2015	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.210%	07/09/2015	07/09/2015	150,000,000	149,999,667
P-1, A-1	Rabobank Nederland NV	0.210%	08/17/2015	08/17/2015	26,000,000	26,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.253%	07/13/2015	09/11/2015	100,000,000	100,000,000
P-1, A-1	Rabobank Nederland NV	0.240%	09/17/2015	09/17/2015	75,000,000	75,000,000
P-1, A-1	Rabobank Nederland NV	0.240%	09/18/2015	09/18/2015	34,000,000	34,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.285%	07/10/2015	09/10/2015	40,000,000	40,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.326%	07/13/2015	05/13/2016	18,000,000	18,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.337%	07/20/2015	05/20/2016	35,000,000	35,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.300%	10/23/2015	10/23/2015	50,000,000	50,000,000
P-1, A-1	Societe Generale	0.220%	08/10/2015	08/10/2015	50,000,000	50,000,000
P-1, A-1	Standard Chartered Bank	0.250%	07/27/2015	07/27/2015	25,000,000	25,000,000
P-1, A-1	Standard Chartered Bank	0.250%	07/29/2015	07/29/2015	20,000,000	20,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.280%	09/21/2015	09/21/2015	75,000,000	74,999,147
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.300%	10/01/2015	10/01/2015	125,000,000	125,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.200%	08/17/2015	08/17/2015	75,000,000	75,000,489
P-1, A-1+	Svenska Handelsbanken AB	0.205%	08/26/2015	08/26/2015	100,000,000	100,000,777

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments - (continued)
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1+	Toronto Dominion Bank	0.257%	07/20/2015	07/20/2015	$55,000,000	$55,000,000
P-1, A-1+	Toronto Dominion Bank	0.257%	07/21/2015	07/21/2015	73,000,000	73,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.310%	08/05/2015	05/05/2016	33,000,000	33,000,000
P-1, A-1	UBS AG	0.250%	07/31/2015	07/31/2015	150,000,000	150,000,000
P-1, A-1	UBS AG	0.280%	08/31/2015	08/31/2015	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA	0.313%	09/03/2015	09/03/2015	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT						3,478,677,080

	OTHER NOTES — 5.4%
P-1, A-1	Bank of America NA	0.260%	07/06/2015	07/06/2015	18,000,000	18,000,000
P-1, A-1	Bank of America NA	0.260%	07/13/2015	07/13/2015	75,000,000	75,000,000
P-1, A-1+	JPMorgan Chase Bank NA (c)	0.439%	09/08/2015	07/06/2016	75,000,000	75,000,000
P-1, A-1	Lloyds Bank PLC	0.060%	07/01/2015	07/01/2015	53,943,000	53,943,000
P-1, A-1+	Royal Bank of Canada (c)	0.506%	09/16/2015	12/16/2015	32,000,000	32,029,308
P-1, A-1+	Royal Bank of Canada (b)(c)	0.361%	07/07/2015	07/06/2016	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)(c)	0.356%	07/27/2015	12/24/2015	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.372%	09/10/2015	07/08/2016	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.387%	07/20/2015	07/19/2016	59,000,000	59,000,000

TOTAL OTHER NOTES						437,972,308

	GOVERNMENT AGENCY DEBT — 6.5%
P-1, A-1+	Federal Home Loan Bank (e)	0.025%	07/08/2015	07/08/2015	8,000,000	7,999,961
P-1, A-1+	Federal Home Loan Bank (e)	0.030%	07/22/2015	07/22/2015	118,000,000	117,997,935
P-1, A-1+	Federal Home Loan Bank (e)	0.030%	07/24/2015	07/24/2015	250,000,000	249,995,208
P-1, A-1+	Federal Home Loan Bank (e)	0.041%	07/31/2015	07/31/2015	20,500,000	20,499,317
P-1, A-1+	Federal Home Loan Bank (e)	0.051%	08/04/2015	08/04/2015	136,500,000	136,493,554

TOTAL GOVERNMENT AGENCY DEBT						532,985,975

	TREASURY DEBT — 1.0%
P-1, A-1+	U.S. Treasury Bill (e)	0.003%	07/23/2015	07/23/2015	75,000,000	75,000,000
P-1, A-1+	U.S. Treasury Bill (e)	0.003%	07/23/2015	07/23/2015	4,000,000	3,999,994

TOTAL TREASURY DEBT						78,999,994

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.3%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2015 (collateralized by various U.S. Government Obligations, 3.500% - 5.000% due 01/20/2037 - 06/20/2045, and U.S. Treasury Notes, 1.000% - 1.750% due 05/15/2018 - 02/28/2022 valued at $255,000,080); expected proceeds $250,007,639	0.110%	07/06/2015	07/06/2015	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments - (continued)
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/24/2015 (collateralized by various U.S. Government Obligations, 3.000% - 3.500% due 03/15/2045 - 03/20/2045 valued at $204,000,000); expected proceeds $200,001,944	0.050%	07/01/2015	07/01/2015	$200,000,000	$200,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by various U.S. Government Obligations, 3.000% - 6.500% due 06/20/2030 - 06/20/2045 valued at $114,240,000); expected proceeds $112,000,404	0.130%	07/01/2015	07/01/2015	112,000,000	112,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by various U.S. Government Obligations, 0.207% - 9.500% due 10/11/2016 - 06/20/2045 valued at $225,420,000); expected proceeds $221,000,553	0.090%	07/01/2015	07/01/2015	221,000,000	221,000,000
P-1, A-1	Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 10/01/2043 - 06/20/2045 and a U.S. Treasury Note, 1.375% due 03/31/2020 valued at $60,180,166); expected proceeds $59,000,262	0.160%	07/01/2015	07/01/2015	59,000,000	59,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						842,000,000

	TREASURY REPURCHASE AGREEMENTS — 1.7%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by various a U.S. Treasury Note, 1.500% due 12/31/2018 valued at $37,740,064); expected proceeds $37,000,123	0.120%	07/01/2015	07/01/2015	37,000,000	37,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments - (continued)
June 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/30/2015 (collateralized by various U.S. Treasury Notes, 1.375% - 2.125% due 11/30/2018 - 05/15/2023 valued at $102,000,098); expected proceeds $100,000,056	0.020%	07/01/2015	07/01/2015	$100,000,000	$100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						137,000,000

	OTHER REPURCHASE AGREEMENTS — 1.8%
P-1, A-1	Agreement with JP Morgan Clearing Corp. and JP Morgan Chase & Co. (Tri-Party), dated 06/05/2015 (collateralized by various Government Debts, 0.000% due 01/25/2023 - 12/31/2038 valued at $150,054,463); expected proceeds $150,249,404	0.503%	07/06/2015	10/02/2015	150,000,000	150,000,000

TOTAL INVESTMENTS(f) — 100.0%						8,145,273,046
Other Assets in Excess of Liabilities — 0.0%(g)						489,602
NET ASSETS — 100.0%						$8,145,762,648

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.59% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2015
(d)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 22.98% of net assets as of June 30, 2015.

(e)	Rate represents annualized yield at date of purchase.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(g)	Amount represents less than 0.05% of net assets
*	Moody's rating, Standard & Poor's rating, respectively

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Statement of Assets and Liabilities
June 30, 2015 (Unaudited)

Assets:
Investments in securities, at amortized cost	$7,016,273,046
Repurchase agreements, at amortized cost	1,129,000,000
Total Investments	8,145,273,046
Cash	687
Interest receivable	1,173,294
Total Assets	8,146,447,027

Liabilities:
Advisory fee payable	382,682
Administration fee payable	111,246
Custodian fee payable	51,159
Professional fees payable	48,979
Dividend payable	43,906
Transfer agent fee payable	7,291
Trustee fees payable	1,763
Other accrued expenses and liabilities	37,353
Total Liabilities	684,379
Net Assets	$8,145,762,648

Net assets consist of:
Capital stock, $0.001 par value; 8,145,664,601 shares issued and outstanding	$8,145,665
Capital paid in excess of par	8,137,518,936
Accumulated net realized gain on investments	98,047
Net Assets	$8,145,762,648

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Statement of Operations
Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$9,401,212

Expenses:
Advisory fee	773,311
Administration fee	331,419
Custodian fee	154,662
Transfer agent fee	66,284
Trustee fee	60,961
Professional fees	43,928
Insurance expense	33,167
Miscellaneous expenses	11,176
Total expenses	1,474,908
Net Investment Income	7,926,304

Net Realized Gain on Investments:
Net realized gain on investments	70,929

Net increase in net assets resulting from operations	$7,997,233

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From Operations:
Net investment income	$7,926,304	$14,669,479
Net realized gain on investments	70,929	54,872
Net increase in net assets from operations	7,997,233	14,724,351
Distributions From:
Net investment income	(7,926,304)	(14,699,479)
Net realized gain on investments	—	(27,753)
Total distributions	(7,926,304)	(14,727,232)
From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	37,959,948,468	65,405,121,977
Cost of redemptions	(38,391,826,695)	(65,618,403,044)
Net increase (decrease) in net assets from Fund share transactions	(431,878,227)	(213,281,067)

Net decrease in net assets	(431,807,298)	(213,283,948)
Net Assets
Beginning of period	8,577,569,946	8,790,853,894
End of period	$8,145,762,648	$8,577,569,946

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Financial Highlights

	Six Months Ended 6/30/15 (Unaudited)		Year Ended 12/31/14		Period Ended 12/31/13*
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000
Net investment income	0.0009		0.0016		0.0017
Net realized gain on investments	0.0000	(a)	0.0000	(a)	0.0000	(a)
Total from investment operations	0.0009		0.0016		0.0017
Distributions from:
Net investment income	(0.0009)		(0.0016)		(0.0017)
Net realized gain on investments	—		(0.0000	)(a)	—
Total distributions	(0.0009)		(0.0016)		(0.0017)

Net asset value, end of period	$1.0000		$1.0000		$1.0000

Total Investment Return(b)	0.09%		0.16%		0.17%

Ratios and Supplemental Data:
Ratio of expenses to average net assets	0.03	%(c)	0.03%		0.03	%(c)
Ratio of net investment income to average net assets	0.18	%(c)	0.16%		0.18	%(c)
Net assets, end of period (in millions)	$8,146		$8,578		$8,791

*	The Fund commenced operations on January 14, 2013.
(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements
June 30, 2015 (Unaudited)

1.    Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established five series of shares of beneficial interest representing interests in five separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio, State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and State Street Navigator Securities Lending MET Portfolio (each a “Fund” and together, the “Funds”). As of June 30, 2015, only the State Street Navigator Securities Lending Prime Portfolio, the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio (the “Fund”) have commenced operations. The Fund commenced operations on January 14, 2013 by way of an in-kind distribution of 37.6% of the assets of the State Street Navigator Securities Lending Prime Portfolio. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. Shares of the Fund are only offered to, and may only be held by, the Met Investors Series Trust, Metropolitan Series Fund, and Metropolitan Life Insurance Company and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Recent Regulatory Action
On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and accompanying notes.

2.   Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation:
The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2 of the fair value hierarchy.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended June 30, 2015.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	8,145,273,046
Level 3 – Significant Unobservable Inputs	-
Total	$8,145,273,046

Investment transactions and income recognition: Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses: Certain expenses, which are directly identifiable to a specific Fund are applied to that Fund.  Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Repurchase Agreements: The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund’s transactions, is generally within seven days. The total amount received by a Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Fund will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Fund is owed under the repurchase agreement. A Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

At period end, the Fund had investments in repurchase agreements with gross values of $ 1,129,000,000 and associated collateral equal to at least $ 1,129,000,000, though the value may be greater.

Federal income taxes: Each Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

The Fund has reviewed the tax positions for open years as of December 31, 2014, and has determined it did not have a liability for any unrecognized tax expenses. The Fund’s federal tax returns are subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.   Fees, Compensation Paid and Transactions with Affiliates
Advisory Fee: The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Effective June 3, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust on behalf of the Funds and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee. The administration fee paid by the Fund was not changed as a result of the Administrator and Sub-Administrator appointments on June 3, 2015. Prior to June 3, 2015, State Street served as Adminstrator.

Custody and Fund Accounting Fee: Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.   Trustees’ Fees
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an Officer or Trustee of the Trust. During the period July 1, 2014 through June 30, 2015, the Trust paid each Independent Trustee an annual retainer of $120,000 per year.  Effective July 1, 2015, the Trust pays each Independent Trustee an annual retainer of $140,000 per year. The Chairman of the Board receives an additional annual fee of $20,000 and the Chairs of each of the Audit Committee and Governance Committee receive an additional annual fee of $10,000 and $7,500, respectively. Each Independent Trustee also receives reimbursement for travel and out-of-pocket expenses, if any. For purposes of computing Independent Trustee compensation, an “inperson meeting” refers to a meeting to which all attendees are invited to assemble at a specific physical location. An Independent Trustee is considered to have attended an “in-person meeting” if he attends the meeting with the assistance of an audio/visual system that permits (a) the Independent Trustee to see and hear all of the other attendees at the meeting and (b) all such other attendees to see and hear the Independent Trustee. Independent Trustee fees are allocated among each respective series of the Trust in such a manner as deemed equitable. Independent Trustee fees are allocated as follows: one-half is allocated taking into consideration the relative net assets of each series and one-half is apportioned to each series in equal amounts.

5.   Beneficial Interest
At June 30, 2015, one (1) mutual fund complex owned over 5% of the Fund's outstanding shares, amounting to 100% of total shares. Any redemption by the Fund's shareholder may cause the remaining assets to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

6.  Recent Accounting Pronouncement
In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the Funds’ financial statement disclosures, which would first be effective for interim reporting periods beginning after March 15, 2015 and annual reporting periods beginning after December 15, 2014.

7.   Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending MET Portfolio
Other Information
June 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending MET Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2015
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.90	$0.16
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.63	$0.17

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2015 was 0.033%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Proxy Voting Policies and Procedures and Record

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Navigator Securities Lending MET Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

Monthly Portfolio Schedule

The Funds file their monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC.

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending MET Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management.  The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the trustees who are not “interested persons” of the Trust or SSGA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at an in-person meeting held on June 3, 2015(the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Trust to SSGA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

State Street Navigator Securities Lending MET Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated May 8, 2015 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; (2) a memorandum from Philip H. Newman, Esq. of Goodwin Procter, LLP dated June 3, 2015 relating to standards of responsibility relevant to approval of the Advisory Agreement (the “Goodwin Procter Memorandum”); (3) an annual certification from the Chief Compliance Officer of the Trust relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement; (4) a request letter from Joseph P. Barri, LLC to the Adviser dated April 30, 2015 (the “Adviser request letter”) requesting certain information from the Adviser relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement; (5) a responsive memorandum from the Adviser dated June 3, 2015 (the “Adviser’s memorandum”) to the Adviser request letter that included, among other information:  (i) a description of the services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Prime Portfolio and the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (together with the Fund, the “Operational Portfolios” and individually, an “Operational Portfolio”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Operational Portfolios; (ii) a description of the Adviser’s investment decision making process and a description of the Adviser’s processes for confirming that, it is obtaining the most favorable execution of portfolio transactions for the Operational Portfolios; (iii) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and cyber security, as well as the Adviser’s risk management processes; (iv) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Operational Portfolios invest and a description of the functioning and effectiveness of SSGA’s valuation policies and procedures in light of U.S. Securities and Exchange Commission staff guidance with respect to valuation; (v) a Summary of total returns at Net Asset Value (before taxes) for each Operational Portfolio as of December 31, 2014 and March 31, 2015, respectively, with comparable accounts information; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2014; (vii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Operational Portfolios with an explanation of the methodology used in allocating expenses attributable to managing each Operational Portfolio and a description of 2013 and 2014 refinements or modifications made to that methodology to leverage certain of SSGA FM’s management reporting practices (the “SSGA Expense Allocation and Profitability Report”); (viii) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2014; (ix) a summary of the Adviser’s profitability for each Operational Portfolio for the year ended December 31, 2014; (x) individual reports on SSGA FM’s profitability for providing investment advisory services to each Operational Portfolio for the year ended December 31, 2014; (xi) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2014 (collectively, with items vii, viii, ix, x, and xi, the “SSGA FM Profitability Reports”); (xii) SSGA FM’s updated registration on Form ADV under the Investment Advisers Act of 1940, as amended (xiii) data from a nationally recognized independent third-party of mutual fund data, Lipper, Inc. (“Lipper”), comparing the Fund’s performance as of December 31, 2014 and March 31, 2015, respectively, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size; and (6) a copy of the Advisory Agreement. The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large Operational Portfolios and two non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

State Street Navigator Securities Lending MET Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by SSGA FM at the Meeting.  The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties.  The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $377 billion in assets under management as of December 31, 2014.  Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares all of its senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of the Fund and eleven other institutional money market funds with assets ranging from approximately $4.7 billion to approximately $10.9 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of the Fund and all institutional money market funds, regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe for the one-year and since the inception periods ended December 31, 2014 and March 31, 2015, respectively.  The Board noted that the Fund ranked first in performance against its Lipper Peer Group for the one-year and since inception periods ended December 31, 2014 and March 31, 2015, respectively. The Board further noted that the Fund ranked in the first quintile against its Lipper Peer Group and Lipper Peer Universe for the one-year and since inception periods ended December 31, 2014 and March 31, 2015, respectively. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe and supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Lipper Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

State Street Navigator Securities Lending MET Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSGA FM and of the Trust’s relationship with SSGA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian and fund accountant for the Trust for the year ended December 31, 2014.  The Board had been provided with the following data: (1) the SSGA FM Profitability Reports; and (2) a responsive memorandum from State Street dated May 22, 2015 to the Board (the “State Street Memorandum”) which contained information to assist the Board in its consideration of whether to renew the Administration Agreement between State Street and the Trust dated as of March 4, 1996, as amended, (the “Administration Agreement”), the Custodian Contract between the Trust and State Street dated March 4, 1996, as amended, (the “Custodian Contract”) and the Transfer Agency and Service Agreement between the Trust and State Street, dated March 4, 1996, as amended, (the “Transfer Agency Agreement” and together, with the Custodian Contract and the Administration Agreement, the “Affiliated Service Agreements”)  which included, amongst other information: (i) a summary of fees earned by State Street under the Affiliated Service Agreements for the year ended December 31, 2014; (ii) information from Lipper which included information on fees charged by State Street to provide fund administration, custody and fund accounting, and transfer agency services to the Trust and the Operational Portfolios for the year ended December 31, 2014 and fee data obtained from Lipper for comparative purposes; (iii) a profitability report from State Street that included information with respect to revenue, expenses, and profitability as the Administrator, Custodian and Fund Accountant, and the Transfer Agent detailing profitability at the Operational Portfolio and Trust levels for the year ended December 31, 2014 and including profitability history at the Trust level for the last five annual periods ended December 31, 2014, December 31, 2013, September 30, 2012, September 30, 2011, and September 30, 2010, for each then Operational Portfolio, as applicable (collectively, the “State Street Profitability Reports”); and (iv) a description of the five major categories of expenses allocated to the Operational Portfolios to compute profitability with a description of how each is allocated.  The Board discussed with representatives of SSGA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division (the “Securities Finance Division”) the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s Operational Portfolios in 2014 as investment vehicles for the collateral of Securities Finance Division customers.  The Board also considered the growth in the Operational Portfolios’ assets under management in its consideration of the profits that were realized by SSGA FM and State Street during the year ended December 31, 2014. Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, custody and fund accounting, transfer agency, and administrative fees excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  Moreover, the Board noted that SSGA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

State Street Navigator Securities Lending MET Portfolio
Other Information (continued)
June 30, 2015 (Unaudited)

Approval

The Board carefully evaluated the materials and information provided by SSGA FM and State Street at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors.  Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees
Nicholas Bonn
 Michael A. Jessee
George J. Sullivan Jr.
 Peter Tufano

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
 One Lincoln Street
Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
 One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Goodwin Procter LLP
53 State Street
Exchange Place
 Boston, MA 02109

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
 Securities Finance
State Street Financial Center
 One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2.  Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this Filing.

Item 11.  Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this  Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)            Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b)            Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 3, 2015

By:	/s/ Chad Hallett
Chad Hallett
Treasurer

Date:	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	September 3, 2015

By:	/s/ Chad Hallett
Chad Hallett
Treasurer
(Principal Financial Officer)

Date:	September 3, 2015